Accounts Receivable, Net - Schedule of Allowance of Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Allowance of Credit Loss [Abstract]
Balance at beginning of the period	$ 1,041,408	$ 634,321
Addition	306,340	410,728
Foreign exchange translation	38,166	(3,641)
Balance at end of the period	$ 1,385,914	$ 1,041,408